The Coventry Group
August 4, 2008
U.S. Securities and Exchange
Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459
Re:	The Coventry Group (the “Registrant”); File Nos. 33-44964 and 811-06526
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant’s Post-Effective Amendment Nos. 130, which was filed with the Commission on July 29, 2008 and (ii) that Post-Effective Amendment Nos. 130 has been filed electronically with the Commission.
Very truly yours,
/s/ C. David Bunstine
C. David Bunstine
President